Reserves for Losses and Loss Adjustment Expenses - Reconciliation of Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserves for losses and loss adjustment expenses, beginning of year	$ 3,134.3	$ 2,448.9	$ 2,045.2
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,195.6)	(1,255.6)	(1,108.6)	$ (976.1)
Net reserves for losses and loss adjustment expenses, beginning of year	1,878.7	1,340.3	1,069.1
Current year	1,092.8	1,031.2	761.7
Prior years	(3.0)	124.6	(62.9)
Total incurred	1,089.8	1,155.8	698.8
Current year	(268.5)	(188.4)	(110.1)
Prior years	(1,314.2)	(406.8)	(329.4)
Total paid	(1,582.7)	(595.2)	(439.5)
Foreign exchange	25.7	(22.2)	11.9
Net reserves for losses and loss adjustment expenses, end of year	1,411.5	1,878.7	1,340.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,195.6	1,255.6	1,108.6
Reserves for losses and loss adjustment expenses, end of year	$ 2,607.1	$ 3,134.3	$ 2,448.9